Directors' and prescribed officers' remuneration - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total	R 199,837	R 199,150	R 243,240
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors fees	16,174
Committee fees	7,392
Expense allowance	1,484
Total	25,050	23,733	19,044
Timothy Cumming
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	982
Expense allowance	103
Total	2,212	2,229	1,909
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	774
Expense allowance	0
Total	1,901	2,062	1,680
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Directors fees	1,296
Committee fees	1,095
Expense allowance	151
Total	2,542	2,369	2,114
Richard Menell
Disclosure of transactions between related parties [line items]
Directors fees	2,288
Committee fees	232
Expense allowance	215
Total	2,735	2,719	2,114
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	690
Expense allowance	26
Total	1,843	1,742	1,708
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	1,169
Expense allowance	0
Total	2,296	2,385	1,864
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	690
Expense allowance	13
Total	1,830	1,742	1,716
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	535
Expense allowance	0
Total	1,662	1,795	1,422
Vincent Maphai
Disclosure of transactions between related parties [line items]
Directors fees	3,405
Committee fees	0
Expense allowance	0
Total	3,405	3,265	2,756
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Directors fees	1,296
Committee fees	531
Expense allowance	976
Total	2,803	1,618	1,107
Sindiswa Zilwa
Disclosure of transactions between related parties [line items]
Directors fees	1,127
Committee fees	694
Expense allowance	0
Total	1,821	1,807	0
Wang Bin
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	0	327
Lu Jiongjie
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	R 0	R 0	R 327